Related party transactions and balance	12 Months Ended
Dec. 31, 2022
Related party transactions and balance
Related party transactions and balance

21.Related party transactions and balance

On December 2, 2020, the Group disposed the long-term investment of Beijing Hengpengzhixin Automobile Sales Co., Ltd. to Kuka Technology (Tianjin) Co., Ltd. (“Kuka”) with the carrying value of RMB0.3 million at a consideration of RMB0.3 million. The ultimate beneficial owner of Kuka is Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Group.

In 2020, 2021 and 2022, the Company entered into outsourcing service agreements with STDC. The outsourcing service expenses provided by STDC for the Company is RMB1,598, RMB2,721 and RMB1,526 for the years ended December 31, 2020, 2021 and 2022, respectively. In 2022, the Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC is RMB1,415 for the years ended December 31, 2022. The prepayment balance is RMB348 and RMB248 as for December 31, 2021 and 2022.

In 2022, the Company provided RMB13,569 to CEO, Mr. Wen, who assisted business development with third parties on behalf of the Group and RMB13,699 has been repaid by CEO within 2022. The other payable balance due to CEO is nil and RMB130 as of December 31, 2021 and 2022, respectively, which is included in other current liabilities in the consolidated balance sheets.